Income taxes - Deferred tax assets not recognized (Details) $ in Millions	Dec. 31, 2023 USD ($)
Deferred tax assets and liabilities
Undistributed reserves of subsidiaries for which no deferred tax liability is recognized	$ 1,407
Unrecognised deferred tax assets	3,060
France
Deferred tax assets and liabilities
Unrecognised deferred tax assets	1,072
Australia
Deferred tax assets and liabilities
Unrecognised deferred tax assets	$ 222